Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed-interest
Financial instrument risk
Financial liabilities	€ (2,887,500)	€ (2,908,750)
Variable-interest
Financial instrument risk
Financial liabilities	(3,369,451)	(3,587,171)
Interest rate risk
Financial instrument risk
Financial liabilities	€ (6,256,951)	€ (6,495,921)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%	1.00%
Increase in interest expense if rate had been higher	€ 36,153	€ 51,412